Condensed Financial Information of the Parent Company (Details) - Parent Company Balance Sheets (Parentheticals) - Parent Company [Member] - $ / shares	Jun. 30, 2023	Dec. 31, 2022
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	490,000,000	490,000,000
Ordinary shares, shares issued	14,392,364	10,987,679
Ordinary shares, shares outstanding	14,392,364	10,987,679